5. Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfRevenuesLineItems [Line Items]
Revenues	$ 38,108,160	$ 48,957,223	$ 29,875,727
Revenues from Resolution 1, SEE 19, SGE Resolution 70/2018, and Amendments
DisclosureOfRevenuesLineItems [Line Items]
Revenues	17,473,763	37,273,808	26,530,179
Sales Under Contracts
DisclosureOfRevenuesLineItems [Line Items]
Revenues	18,395,788	10,007,294	1,878,157
Steam Sales
DisclosureOfRevenuesLineItems [Line Items]
Revenues	1,064,771	591,732	515,089
Resale of Gas Transport and Distribution Capacity
DisclosureOfRevenuesLineItems [Line Items]
Revenues	394,841	389,746	406,058
Revenues from CVO Thermal Plant Management
DisclosureOfRevenuesLineItems [Line Items]
Revenues	$ 778,997	$ 694,643	$ 546,244